DEBT (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF DEBT

	June 30, 2026	December 31, 2025
Debt
Notes payable	£196,497	£340,072
Loan payable	100,000	100,000
Loans payable - related party	2,266,666	1,766,666
Accrued interest	31,120	67,512
Accrued interest - related party	177,664	43,153
	£2,771,947	£2,317,403